INVENTORY	12 Months Ended
Oct. 31, 2024
Inventory Disclosure [Abstract]
INVENTORY	INVENTORY
Inventory as of October 31, 2024 and 2023 consisted of the following:

	October 31,
	2024	2023
	(in millions)
Finished goods	$523	$570
Purchased parts and fabricated assemblies	449	461
Inventory	$972	$1,031

Inventory-related excess and obsolescence charges of $45 million were recorded in cost of products in 2024, $40 million in 2023 and $24 million in 2022. We record excess and obsolete inventory charges for both inventory on our site as well as inventory at our contract manufacturers and suppliers where we have non-cancelable purchase commitments.